Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing Method	Our Compensation Committee typically reviews base salary, bonuses and “refresh” equity awards for executive officers annually in the first quarter of the fiscal year, following comprehensive reviews of peer company market practices, company and individual performance results, and succession plan considerations (which are completed in the last quarter of the prior fiscal year). We do not maintain a formal policy regarding the timing of equity awards to our executive officers and may award grants at other times including when an executive officer is hired or promoted and at other times our Compensation Committee determines to be appropriate for retention or other purposes
Award Timing MNPI Considered	false